ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Sep. 30, 2024
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

10. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued and other current liabilities consisted of the following as of September 30, 2024 and 2023 (in thousands):

	As of September 30,
	2024	2023
Other Account Payable	¥77,739	¥56,488
Accrued Expenses	46,383	45,730
Accrued Vacation	7,529	6,156
Accrued Consumption Taxes (VAT)	26,808	-
Deposits Received	4,460	8,164
Others	-	88
Total	¥162,919	¥116,626